UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 76.2%

Security		Principal Amount (000’s omitted)	Value

Albania — 2.2%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	33,115	$40,227,003

Total Albania			$40,227,003

Angola — 1.6%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	29,019	$29,344,958

Total Angola			$29,344,958

Argentina — 3.0%
Republic of Argentina, 0.75%, 2/22/17	USD	6,589	$6,227,988
Republic of Argentina, 0.75%, 6/9/17	USD	6,910	6,438,669
Republic of Argentina, 0.75%, 9/21/17	USD	6,392	5,690,234
Republic of Argentina, 1.75%, 10/28/16	USD	6,289	6,080,834
Republic of Argentina, 2.40%, 3/18/18	USD	4,631	4,121,999
Republic of Argentina, 6.25%, 4/22/19(2)	USD	27,060	28,128,870

Total Argentina			$56,688,594

Armenia — 1.5%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	27,829	$27,794,214

Total Armenia			$27,794,214

Bangladesh — 0.8%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$883,085
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	178,900	2,458,579
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,416,624
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,287,135
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,461,535
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,200,440
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	506,345

Total Bangladesh			$14,213,743

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$16,598,175
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,507,175
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	2,113,104

Total Barbados			$21,218,454

Security		Principal Amount (000’s omitted)	Value

Belarus — 2.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	37,070	$39,108,850

Total Belarus			$39,108,850

Cyprus — 2.5%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,216	$16,558,833
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	8,432	10,270,575
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	16,271	19,795,560

Total Cyprus			$46,624,968

Dominican Republic — 3.1%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	7,375	$7,384,219
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	9,370	10,939,475
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,234	1,428,355
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	667,200	14,928,456
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	24,000	551,407
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	591,100	14,062,154
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	174,300	4,280,813
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	157,400	3,613,386

Total Dominican Republic			$57,188,265

Ecuador — 3.1%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	39,417	$34,391,332
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	19,553	17,059,993
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	6,358	6,040,100

Total Ecuador			$57,491,425

Georgia — 0.4%
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	$481,051
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	297,466
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,232	1,002,806
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	4,140,461
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	999,567

Total Georgia			$6,921,351

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Honduras — 1.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,224	$4,498,560
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	16,267	18,422,377

Total Honduras			$22,920,937

Iceland — 5.6%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$669,327
Republic of Iceland, 6.25%, 2/5/20	ISK	4,241,022	33,057,648
Republic of Iceland, 6.50%, 1/24/31	ISK	1,340,171	10,835,694
Republic of Iceland, 7.25%, 10/26/22	ISK	2,870,866	21,349,180
Republic of Iceland, 8.00%, 6/12/25	ISK	2,975,885	25,073,838
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	13,419,549

Total Iceland			$104,405,236

Iraq — 4.1%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	106,893	$76,428,495

Total Iraq			$76,428,495

Ivory Coast — 0.5%
Ivory Coast, 6.375%, 3/3/28(2)	USD	9,587	$9,131,618

Total Ivory Coast			$9,131,618

Kazakhstan — 2.1%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	21,949	$23,282,402
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	15,113	16,556,699

Total Kazakhstan			$39,839,101

Kenya — 2.4%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,616,590
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	790,712
Republic of Kenya, 6.875%, 6/24/24(1)	USD	37,542	35,477,190
Republic of Kenya, 6.875%, 6/24/24(2)	USD	4,770	4,507,650

Total Kenya			$44,392,142

Lebanon — 1.5%
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,434,800	$1,620,998
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	24,937,490	16,604,922
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	7,615,450	5,084,477
Lebanon Treasury Note, 6.18%, 1/12/17	LBP	1,901,500	1,269,857
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	5,431,200	3,627,417

Total Lebanon			$28,207,671

Security		Principal Amount (000’s omitted)	Value

Macedonia — 4.3%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	21,932	$24,306,106
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	37,965,268
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	17,342,886

Total Macedonia			$79,614,260

Mongolia — 3.6%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	34,457	$32,217,295
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,390	1,299,650
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	26,497	21,004,967
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	2,910	2,306,844
Mongolia International Bond, 10.875%, 4/6/21(2)	USD	9,350	9,490,250

Total Mongolia			$66,319,006

New Zealand — 4.3%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	15,992	$11,339,590
New Zealand Government Bond, 2.50%, 9/20/35(1)(3)	NZD	39,390	29,297,329
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	49,518	38,979,987

Total New Zealand			$79,616,906

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	19,437	$19,345,646

Total Nigeria			$19,345,646

Paraguay — 1.0%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	9,819	$10,064,475
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	7,873	8,069,825

Total Paraguay			$18,134,300

Russia — 3.7%
Russia Government Bond, 7.60%, 7/20/22	RUB	237,031	$3,461,112
Russia Government Bond, 8.15%, 2/3/27	RUB	1,923,661	28,696,428
Russia Government Bond, 8.50%, 9/17/31	RUB	2,491,788	37,666,055

Total Russia			$69,823,595

Rwanda — 1.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	29,158	$28,653,567

Total Rwanda			$28,653,567

Serbia — 5.5%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	1,544	$1,752,670
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	15,455,664
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	15,599,515

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	$7,288,211
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,169,349
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,680,068
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	44,732,639

Total Serbia			$102,678,116

Sri Lanka — 3.5%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	6,514	$6,307,063
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,058	4,088,244
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	8,723	8,621,761
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	1,725,350	10,940,500
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	803,900	5,003,919
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,438,220	14,732,584
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	663,720	4,331,289
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,199,910	7,619,310
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	343,000	2,102,345
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	171,000	1,080,150

Total Sri Lanka			$64,827,165

Tanzania — 3.3%
United Republic of Tanzania, 6.892%, 3/9/20(1)(4)	USD	59,860	$60,907,157

Total Tanzania			$60,907,157

Thailand — 1.3%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	914,734	$24,938,304

Total Thailand			$24,938,304

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	3,805	$1,403,094
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	57,247	24,687,768
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	26,335	11,324,050

Total Venezuela			$37,414,912

Zambia — 2.4%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	14,459	$10,818,513
Republic of Zambia, 8.50%, 4/14/24(1)	USD	2,306	1,913,980
Republic of Zambia, 8.50%, 4/14/24(2)	USD	24,608	20,424,640
Republic of Zambia, 8.97%, 7/30/27(2)	USD	14,419	11,967,770

Total Zambia			$45,124,903

Total Foreign Government Bonds (identified cost $1,421,424,400)			$1,419,544,862

Foreign Corporate Bonds — 2.2%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(4)	USD	7,400	$7,020,380

Total Azerbaijan			$7,020,380

Georgia — 1.2%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	17,657	$18,486,702
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,190	4,210,950

Total Georgia			$22,697,652

Mongolia — 0.6%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	11,254	$11,042,988

Total Mongolia			$11,042,988

Total Foreign Corporate Bonds (identified cost $39,978,246)			$40,761,020

Sovereign Loans — 1.7%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(5)(6)(7)		$9,700	$9,076,877

Total Ethiopia			$9,076,877

Kenya — 0.8%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(8)		$14,420	$14,420,000

Total Kenya			$14,420,000

Suriname — 0.4%
Republic of Suriname, Term Loan, 8.75%, Maturing September 30, 2017(5)(6)		$7,825	$7,985,393

Total Suriname			$7,985,393

Total Sovereign Loans (identified cost $31,119,225)			$31,482,270

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.667%, 3/15/34(9)(10)	$2,998	$626,660
Series 3572, (Interest Only), Class JS, 6.367%, 9/15/39(9)(10)	5,310	866,278
Series 3586, (Interest Only), Class GS, 5.817%, 10/15/39(9)(10)	6,203	1,073,284

		$2,566,222

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.061%, 10/25/35(9)(10)	$9,335	$1,860,580
Series 2006-56, (Interest Only), Class CS, 6.771%, 7/25/36(9)(10)	4,257	923,941
Series 2006-72, (Interest Only), Class GI, 6.141%, 8/25/36(9)(10)	13,638	2,438,341
Series 2006-96, (Interest Only), Class SM, 6.811%, 10/25/36(9)(10)	9,244	1,898,029
Series 2007-36, (Interest Only), Class SG, 6.161%, 4/25/37(9)(10)	6,383	1,246,195
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(10)	2,007	100,353
Series 2010-109, (Interest Only), Class PS, 6.161%, 10/25/40(9)(10)	7,409	1,374,622
Series 2010-147, (Interest Only), Class KS, 5.511%, 1/25/41(9)(10)	6,512	1,098,400

		$10,940,461

Total Collateralized Mortgage Obligations (identified cost $9,501,134)		$13,506,683

Common Stocks — 1.8%

Security	Shares	Value

Iceland — 1.1%
Eimskipafelag Islands HF	1,345,775	$2,615,026
Hagar HF	8,111,180	3,185,409
HB Grandi HF	8,178,396	2,382,090
Icelandair Group HF	15,294,491	4,504,821
Marel HF	2,108,527	4,416,305
Reitir Fasteignafelag HF	4,478,610	3,169,562

Total Iceland		$20,273,213

Romania — 0.1%
BRD-Groupe Societe Generale SA	38,758	$91,528
Societatea Nationala Nuclearelectrica SA	157,775	205,429

Security	Shares	Value

Romania (continued)
Transelectrica SA	7,104	$53,570
Transgaz SA Medias	8,368	568,968

Total Romania		$919,495

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.(11)	28,302,666	$11,316,226

Total Singapore		$11,316,226

Total Common Stocks (identified cost $32,892,281)		$32,508,934

Investment Funds — 0.3%

Security	Shares	Value

Romania — 0.3%
Fondul Proprietatea SA	31,433,550	$6,009,789

Total Investment Funds (identified cost $7,771,207)		$6,009,789

Currency Options Purchased — 0.8%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	SEK	1,253,610	SEK	9.00	9/7/16	$1,311,998
Put CNH/Call USD	Citibank, N.A.	CNH	151,241	CNH	6.34	6/7/16	570,301
Put CNH/Call USD	Deutsche Bank AG	CNH	150,481	CNH	6.40	7/27/16	487,570
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	705,555
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	565,714
Put CNH/Call USD	Standard Chartered Bank	CNH	177,384	CNH	6.47	6/15/17	1,246,941
Put CNH/Call USD	Standard Chartered Bank	CNH	165,452	CNH	6.47	6/15/17	1,167,569
Put EUR/Call USD	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	657,422
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	1,995,339

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	$4,462,911
Put EUR/Call USD	Goldman Sachs International	EUR	69,909	USD	1.10	7/15/16	452,864
Put RUB/Call USD	Bank of America, N.A.	RUB	1,629,760	RUB	110.00	11/3/16	63,487
Put RUB/Call USD	Deutsche Bank AG	RUB	1,954,370	RUB	110.00	11/16/16	80,502
Put RUB/Call USD	Goldman Sachs International	RUB	1,702,470	RUB	110.00	11/4/16	66,690
Put RUB/Call USD	Goldman Sachs International	RUB	1,468,280	RUB	110.00	11/4/16	57,517

Total Currency Options Purchased (identified cost $15,680,192)							$13,892,380

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	779	JPY	20,000.00	6/10/16	$15,685
Nikkei 225 Index	Goldman Sachs International	492	JPY	21,000.00	3/12/21	5,784,784
WTI Crude Oil Future 12/2016	Not Applicable	715	USD	75.00	11/16/16	235,950

Total Call Options Purchased (identified cost $6,626,378)						$6,036,419

Short-Term Investments — 9.3%

Foreign Government Securities — 2.8%

Security		Principal Amount (000’s omitted)	Value

Iceland — 1.1%
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	310,805	$1,837,746
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	285,239	1,683,378
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	915,448	5,396,930
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,835,912	10,814,464

Total Iceland			$19,732,518

Security		Principal Amount (000’s omitted)	Value

Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	2,910,550	$1,930,494
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	5,093,450	3,372,613
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,086,300	1,380,400
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	1,774,720	1,173,183
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	1,126,070	742,599
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	8,428,590	5,535,120
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	4,996,040	3,268,510
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	4,654,510	3,036,584
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,155,520	3,352,155
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	4,649,540	2,998,335
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	6,897,570	4,439,551
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	454,090	290,810
Lebanon Treasury Bill, 0.00%, 2/2/17	LBP	954,870	610,317

Total Lebanon			$32,130,671

Total Foreign Government Securities (identified cost $51,403,565)			$51,863,189

U.S. Treasury Obligations — 3.5%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 6/16/16(12)		$30,500	$30,494,693
U.S. Treasury Bill, 0.00%, 9/22/16(12)		35,000	34,961,535

Total U.S. Treasury Obligations (identified cost $65,418,999)			$65,456,228

Repurchase Agreements — 0.3%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/12/16 with a maturity date of 5/13/16, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of EUR 4,890,835, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,403,010.	EUR	4,893	$5,602,961

Total Repurchase Agreements (identified cost $5,574,086)			$5,602,961

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 2.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(13)	$49,666	$49,665,605

Total Other (identified cost $49,665,605)		$49,665,605

Total Short-Term Investments (identified cost $172,062,255)		$172,587,983

Total Investments — 93.3% (identified cost $1,737,055,318)		$1,736,330,340

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Goldman Sachs International	CNH	150,481	CNH	6.40	7/27/16	$(487,570)
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	(705,555)
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	(565,714)
Put EUR/Call USD	Citibank, N.A.	EUR	46,612	USD	1.10	11/1/16	(657,422)
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(1,995,339)
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(4,462,911)

Total Currency Options Written (premiums received $14,350,166)							$(8,874,511)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,243,694)

Total Spain			$(5,243,694)

Total Foreign Government Bonds (proceeds $5,096,211)			$(5,243,694)

Total Securities Sold Short (proceeds $5,096,211)			$(5,243,694)

Other Assets, Less Liabilities — 7.5%			$140,196,523

Net Assets — 100.0%			$1,862,408,658

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $805,336,631 or 43.2% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $237,277,893 or 12.7% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2016.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2016.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

(10)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(11)	Non-income producing.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Commodity Contracts(1)
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/2/16	Gold 8,388 Troy Ounces	United States Dollar 9,018,455	Citibank, N.A.	$(1,847,022)
6/2/16	Gold 3,113 Troy Ounces	United States Dollar 3,348,027	Merrill Lynch International	(685,129)

				$(2,532,151)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,751,397	RON	39,145,000	BNP Paribas	5/3/16	$15,679	$—
EUR	4,362,454	RON	19,515,000	BNP Paribas	5/3/16	7,370	—
RON	50,974,000	EUR	11,387,275	BNP Paribas	5/3/16	—	(10,506)
RON	7,686,000	EUR	1,717,388	Deutsche Bank AG	5/3/16	—	(2,023)
USD	22,721,199	ZAR	362,021,411	Standard Chartered Bank	5/3/16	—	(2,710,136)
ZAR	362,021,411	USD	25,124,673	Standard Chartered Bank	5/3/16	306,662	—
EUR	38,254,045	HUF	11,964,335,000	Bank of America, N.A.	5/4/16	—	(110,416)
EUR	36,540,297	HUF	11,425,420,000	JPMorgan Chase Bank, N.A.	5/4/16	—	(94,740)
EUR	8,436,724	USD	9,602,511	Deutsche Bank AG	5/4/16	58,241	—
HUF	11,964,335,000	EUR	38,789,201	Bank of America, N.A.	5/4/16	—	(502,382)
HUF	645,380,000	EUR	2,095,526	JPMorgan Chase Bank, N.A.	5/4/16	—	(30,717)
HUF	10,780,040,000	EUR	34,627,991	JPMorgan Chase Bank, N.A.	5/4/16	—	(84,346)
USD	9,420,446	EUR	8,436,724	Deutsche Bank AG	5/4/16	—	(240,305)
AUD	50,516,539	USD	38,565,336	Standard Chartered Bank	5/5/16	—	(158,268)
EUR	37,381,323	HUF	11,671,850,750	Citibank, N.A.	5/5/16	—	(34,361)
EUR	37,142,100	HUF	11,598,549,250	Deutsche Bank AG	5/5/16	—	(39,253)
HUF	5,655,044,702	EUR	18,097,880	Citibank, N.A.	5/5/16	32,080	—
HUF	3,724,376,920	EUR	11,987,052	Citibank, N.A.	5/5/16	—	(56,627)
HUF	2,292,429,128	EUR	7,429,745	Citibank, N.A.	5/5/16	—	(93,797)
HUF	15,641,411	EUR	50,107	Deutsche Bank AG	5/5/16	32	—
HUF	11,582,907,839	EUR	37,539,808	Deutsche Bank AG	5/5/16	—	(473,579)
USD	35,695,492	AUD	50,516,539	Standard Chartered Bank	5/5/16	—	(2,711,577)
AUD	62,928,619	USD	48,056,698	Australia and New Zealand Banking Group Limited	5/9/16	—	(220,797)
INR	531,507,000	USD	7,848,597	Bank of America, N.A.	5/9/16	153,033	—
INR	403,114,000	USD	5,950,901	BNP Paribas	5/9/16	117,823	—
INR	340,805,000	USD	5,013,313	Nomura International PLC	5/9/16	117,373	—
USD	45,303,256	AUD	62,928,619	Australia and New Zealand Banking Group Limited	5/9/16	—	(2,532,644)

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,118,966	INR	2,341,124,000	BNP Paribas	5/9/16	$—	$(1,125,742)
USD	4,480,412	THB	161,026,000	Standard Chartered Bank	5/9/16	—	(129,127)
USD	980,865	GEL	2,256,332	Bank of Georgia	5/10/16	—	(31,927)
USD	14,866,150	NZD	22,255,548	Standard Chartered Bank	5/10/16	—	(667,776)
USD	7,552,876	THB	271,828,000	Deutsche Bank AG	5/10/16	—	(228,343)
OMR	5,889,000	USD	15,217,447	BNP Paribas	5/11/16	75,578	—
USD	20,221,693	EUR	17,819,845	JPMorgan Chase Bank, N.A.	5/11/16	—	(187,613)
USD	15,177,835	OMR	5,889,000	BNP Paribas	5/11/16	—	(115,190)
IDR	62,498,955,000	USD	4,568,637	Goldman Sachs International	5/12/16	162,941	—
IDR	125,609,238,000	USD	9,178,607	JPMorgan Chase Bank, N.A.	5/12/16	330,830	—
IDR	122,700,024,000	USD	8,979,146	BNP Paribas	5/16/16	303,517	—
IDR	62,344,932,000	USD	4,569,068	Goldman Sachs International	5/16/16	147,532	—
IDR	122,700,022,000	USD	8,983,747	Standard Chartered Bank	5/16/16	298,915	—
USD	15,604,620	NZD	23,369,095	BNP Paribas	5/16/16	—	(701,276)
USD	1,855,897	NZD	2,806,739	Citibank, N.A.	5/16/16	—	(102,518)
USD	1,418,381	NZD	2,134,155	Deutsche Bank AG	5/16/16	—	(70,736)
USD	4,493,448	NZD	6,746,716	Deutsche Bank AG	5/16/16	—	(214,105)
USD	5,317,631	THB	193,030,000	Deutsche Bank AG	5/16/16	—	(207,184)
USD	1,006,233	THB	36,486,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(38,052)
RON	7,424,960	USD	1,864,010	Standard Chartered Bank	5/18/16	33,930	—
RON	6,792,726	USD	1,709,316	Standard Chartered Bank	5/18/16	27,015	—
RON	7,767,245	USD	1,958,709	Standard Chartered Bank	5/18/16	26,725	—
RON	3,561,186	USD	898,688	Standard Chartered Bank	5/18/16	11,609	—
RON	10,300,174	USD	2,621,472	Standard Chartered Bank	5/18/16	11,419	—
TRY	58,900,000	USD	20,761,368	Standard Chartered Bank	5/18/16	199,123	—
USD	15,124,441	RON	60,475,078	BNP Paribas	5/18/16	—	(333,967)
USD	19,383,927	TRY	58,900,000	Standard Chartered Bank	5/18/16	—	(1,576,564)
MXN	484,805,000	USD	25,691,158	JPMorgan Chase Bank, N.A.	5/19/16	2,443,531	—
USD	27,759,137	MXN	484,805,000	JPMorgan Chase Bank, N.A.	5/19/16	—	(375,552)
USD	5,606,332	NZD	8,330,792	JPMorgan Chase Bank, N.A.	5/19/16	—	(205,580)
USD	21,376,207	NZD	32,712,592	JPMorgan Chase Bank, N.A.	5/19/16	—	(1,445,476)
USD	925,913	GEL	2,085,433	Bank of Georgia	5/23/16	—	(7,962)
USD	6,503,960	PEN	22,172,000	BNP Paribas	5/23/16	—	(231,177)
USD	6,503,817	PEN	22,152,000	JPMorgan Chase Bank, N.A.	5/23/16	—	(225,245)
IDR	52,948,647,000	USD	3,881,866	BNP Paribas	5/25/16	117,550	—
IDR	160,775,477,000	USD	11,787,058	Goldman Sachs International	5/25/16	356,933	—
IDR	27,276,576,000	USD	2,000,336	JPMorgan Chase Bank, N.A.	5/25/16	59,969	—
JPY	3,608,886,000	USD	29,579,336	Goldman Sachs International	5/25/16	4,352,989	—
JPY	3,537,351,000	USD	28,999,672	Standard Chartered Bank	5/25/16	4,260,050	—
USD	735,533	EUR	659,452	Deutsche Bank AG	5/25/16	—	(20,050)
USD	808,663	EUR	723,293	Deutsche Bank AG	5/25/16	—	(20,067)
USD	35,320,610	EUR	31,747,151	Deutsche Bank AG	5/25/16	—	(1,054,451)
USD	482,817	GEL	1,084,551	Bank of Georgia	5/25/16	—	(2,679)
USD	29,494,001	JPY	3,608,886,000	Goldman Sachs International	5/25/16	—	(4,438,324)
USD	28,925,922	JPY	3,537,351,000	Standard Chartered Bank	5/25/16	—	(4,333,800)
USD	74,785,691	GBP	51,993,000	Goldman Sachs International	6/1/16	—	(1,188,848)

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	80,942,546	EUR	73,263,439	Goldman Sachs International	6/2/16	$—	$(3,020,100)
USD	991,845	GEL	2,231,850	Bank of Georgia	6/3/16	—	(5,607)
OMR	21,539,450	USD	55,633,055	BNP Paribas	6/6/16	274,134	—
USD	19,472,489	OMR	7,545,200	BNP Paribas	6/6/16	—	(111,619)
USD	36,120,719	OMR	13,994,250	BNP Paribas	6/6/16	—	(202,362)
EUR	4,258,000	USD	4,697,937	Standard Chartered Bank	6/8/16	182,836	—
EUR	1,277,298	USD	1,458,048	Standard Chartered Bank	6/8/16	6,066	—
USD	102,090,220	EUR	92,508,638	Standard Chartered Bank	6/8/16	—	(3,948,666)
NZD	27,839,000	USD	19,172,719	Goldman Sachs International	6/9/16	227,434	—
NZD	27,839,000	USD	19,147,247	Standard Chartered Bank	6/9/16	252,907	—
USD	18,727,852	NZD	27,839,000	Goldman Sachs International	6/9/16	—	(672,302)
USD	18,741,215	NZD	27,839,000	Standard Chartered Bank	6/9/16	—	(658,939)
USD	18,001,913	ZAR	282,288,000	BNP Paribas	6/9/16	—	(1,685,054)
CNH	135,880,000	USD	20,740,288	Standard Chartered Bank	6/13/16	173,869	—
CNH	23,858,593	USD	3,641,421	Standard Chartered Bank	6/13/16	30,807	—
NZD	56,794,312	USD	39,072,783	Australia and New Zealand Banking Group Limited	6/13/16	497,491	—
USD	23,948,815	CNH	159,738,593	Standard Chartered Bank	6/13/16	—	(637,571)
USD	36,382,727	NZD	54,291,719	Australia and New Zealand Banking Group Limited	6/13/16	—	(1,443,916)
USD	11,227,127	PEN	38,408,000	The Bank of Nova Scotia	6/23/16	—	(401,706)
EUR	2,063,395	USD	2,328,153	Standard Chartered Bank	6/29/16	38,671	—
USD	924,810	EUR	806,462	Goldman Sachs International	6/29/16	—	(245)
USD	183,704	EUR	162,500	Goldman Sachs International	6/29/16	—	(2,692)
USD	421,124	EUR	370,467	Goldman Sachs International	6/29/16	—	(3,821)
USD	561,125	EUR	492,526	Goldman Sachs International	6/29/16	—	(3,829)
USD	249,970	EUR	221,456	Goldman Sachs International	6/29/16	—	(4,052)
USD	226,835	EUR	202,598	Goldman Sachs International	6/29/16	—	(5,556)
USD	731,094	EUR	650,000	Goldman Sachs International	6/29/16	—	(14,491)
USD	17,703,848	EUR	15,611,859	Goldman Sachs International	6/29/16	—	(203,787)
USD	19,249,051	EUR	17,021,152	Goldman Sachs International	6/29/16	—	(275,119)
USD	40,399,527	EUR	35,750,275	Standard Chartered Bank	6/29/16	—	(607,945)
USD	45,953,072	EUR	40,919,557	JPMorgan Chase Bank, N.A.	7/1/16	—	(986,939)
USD	1,987,621	LKR	292,876,014	Citibank, N.A.	7/5/16	9,064	—
USD	533,974	LKR	78,948,063	Citibank, N.A.	7/5/16	631	—
USD	1,940,365	LKR	288,823,320	Citibank, N.A.	7/5/16	—	(10,814)
USD	4,112,977	LKR	606,252,756	Citibank, N.A.	7/8/16	20,131	—
USD	1,995,778	LKR	293,778,584	Citibank, N.A.	7/8/16	12,463	—
USD	1,301,180	LKR	191,663,829	Citibank, N.A.	7/8/16	7,247	—
USD	19,006,479	GBP	13,319,000	Deutsche Bank AG	7/11/16	—	(458,692)
USD	37,768,286	GBP	26,764,000	Deutsche Bank AG	7/11/16	—	(1,346,200)
USD	6,006,122	EUR	5,271,395	Standard Chartered Bank	7/13/16	—	(43,128)
USD	57,198,671	EUR	50,063,387	Standard Chartered Bank	7/13/16	—	(252,149)
IDR	111,333,026,000	USD	8,327,700	Deutsche Bank AG	7/14/16	1,096	—
IDR	86,592,350,000	USD	6,477,100	Standard Chartered Bank	7/14/16	852	—
IDR	157,235,343,000	USD	11,709,513	BNP Paribas	7/18/16	45,703	—
IDR	163,881,975,000	USD	12,197,683	Deutsche Bank AG	7/18/16	54,448	—
USD	2,632,671	LKR	388,713,861	Citibank, N.A.	7/18/16	14,335	—

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	270,628,000	EUR	29,443,290	Deutsche Bank AG	7/19/16	$—	$(212)
USD	18,642,575	NZD	27,129,100	Goldman Sachs International	7/19/16	—	(225,216)
USD	29,124,721	SGD	39,780,000	Bank of America, N.A.	7/19/16	—	(409,853)
USD	23,805,143	SGD	32,472,000	Citibank, N.A.	7/19/16	—	(303,623)
RUB	1,994,609,215	USD	29,706,883	Deutsche Bank AG	7/20/16	497,011	—
USD	1,048,968	LKR	154,985,046	Citibank, N.A.	7/20/16	5,473	—
USD	26,751,376	RUB	1,796,167,636	Deutsche Bank AG	7/20/16	—	(447,564)
SEK	324,881,163	EUR	35,470,474	Goldman Sachs International	7/22/16	—	(142,667)
USD	2,254,039	LKR	335,401,005	Citibank, N.A.	7/22/16	—	(3,160)
USD	2,323,484	LKR	345,734,368	Citibank, N.A.	7/22/16	—	(3,258)
USD	23,275,695	SGD	31,229,000	Deutsche Bank AG	7/22/16	90,773	—
USD	5,300,099	SGD	7,111,143	Deutsche Bank AG	7/22/16	20,670	—
USD	24,411,973	SGD	32,745,000	Standard Chartered Bank	7/22/16	101,548	—
USD	5,561,561	SGD	7,460,000	Standard Chartered Bank	7/22/16	23,135	—
SEK	327,714,983	EUR	35,707,163	Standard Chartered Bank	7/25/16	—	(59,785)
USD	1,625,273	LKR	241,921,913	Citibank, N.A.	7/25/16	—	(1,731)
USD	2,255,458	LKR	335,724,951	Citibank, N.A.	7/25/16	—	(2,402)
USD	1,108,588	LKR	165,046,635	Citibank, N.A.	7/26/16	—	(1,155)
USD	5,339,624	THB	187,581,000	Deutsche Bank AG	7/26/16	—	(21,020)
USD	5,561,832	PEN	19,789,000	BNP Paribas	7/27/16	—	(405,605)
USD	5,563,396	PEN	19,789,000	Standard Chartered Bank	7/27/16	—	(404,041)
USD	14,841,794	RUB	1,007,772,680	Bank of America, N.A.	7/27/16	—	(394,690)
USD	17,306,065	RUB	1,175,099,110	Bank of America, N.A.	7/27/16	—	(460,223)
USD	14,522,098	RUB	986,631,320	Citibank, N.A.	7/27/16	—	(394,751)
USD	16,933,287	RUB	1,150,447,517	Citibank, N.A.	7/27/16	—	(460,294)
USD	5,575,546	LKR	830,644,873	Citibank, N.A.	7/28/16	—	(7,057)
CNH	101,675,444	USD	15,480,427	Goldman Sachs International	7/29/16	134,323	—
CNH	86,954,000	USD	13,237,022	Goldman Sachs International	7/29/16	116,890	—
CNH	67,650,000	USD	10,300,723	Goldman Sachs International	7/29/16	88,588	—
CNH	142,727,102	USD	21,725,718	Standard Chartered Bank	7/29/16	193,518	—
USD	19,878,750	CNH	132,889,444	Goldman Sachs International	7/29/16	—	(529,673)
USD	18,388,972	CNH	123,390,000	Goldman Sachs International	7/29/16	—	(560,579)
USD	21,170,160	CNH	142,727,102	Standard Chartered Bank	7/29/16	—	(749,075)
USD	11,072,191	PEN	39,666,125	BNP Paribas	8/3/16	—	(879,037)
USD	24,661,699	ZAR	362,021,411	Standard Chartered Bank	8/3/16	—	(311,280)
USD	10,649,007	OMR	4,148,640	BNP Paribas	8/17/16	—	(100,563)
USD	8,920,626	PEN	31,356,000	Standard Chartered Bank	8/29/16	—	(497,607)
RSD	382,362,995	EUR	3,021,438	Deutsche Bank AG	9/21/16	48,350	—
RSD	152,090,108	EUR	1,205,629	Deutsche Bank AG	9/21/16	14,848	—
USD	2,629,194	PEN	9,168,000	BNP Paribas	9/29/16	—	(114,441)
USD	9,879,954	PEN	34,402,000	The Bank of Nova Scotia	9/29/16	—	(415,262)
USD	888,877	AOA	162,220,000	ICBC Standard Bank plc	10/3/16	55,409	—
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	—	(296,894)
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	—	(371,125)
USD	5,611,295	PEN	20,369,000	Standard Chartered Bank	11/4/16	—	(458,760)
USD	5,451,298	PEN	19,850,903	Standard Chartered Bank	11/4/16	—	(464,361)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,394,054	CNH	62,245,000	Bank of America, N.A.	11/14/16	$—	$(101,575)
USD	23,885,054	CNH	158,297,000	Goldman Sachs International	11/14/16	—	(263,546)
USD	23,150,367	CNH	153,048,000	Citibank, N.A.	11/18/16	—	(191,045)
USD	9,133,650	CNH	60,515,000	Goldman Sachs International	11/18/16	—	(95,517)
USD	11,511,041	CNH	76,111,000	Deutsche Bank AG	11/30/16	—	(87,082)
USD	27,670,460	CNH	182,964,000	Standard Chartered Bank	11/30/16	—	(210,383)
USD	7,978,398	PEN	28,439,000	BNP Paribas	12/7/16	—	(475,461)
USD	8,360,473	PEN	30,754,000	BNP Paribas	12/7/16	—	(781,550)
USD	6,819,234	CNH	45,948,000	BNP Paribas	12/19/16	—	(173,367)
USD	17,393,751	CNH	117,460,000	Standard Chartered Bank	12/21/16	—	(479,451)
TWD	242,088,000	USD	7,497,306	Deutsche Bank AG	1/12/17	—	(6,651)
TWD	179,748,000	USD	5,569,264	JPMorgan Chase Bank, N.A.	1/12/17	—	(7,525)
USD	8,922,430	CNH	61,774,000	Standard Chartered Bank	1/12/17	—	(463,153)
USD	7,228,665	TWD	242,088,000	Deutsche Bank AG	1/12/17	—	(261,989)
USD	5,372,026	TWD	179,748,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(189,712)
TWD	319,147,000	USD	9,873,070	BNP Paribas	1/17/17	1,852	—
TWD	318,529,000	USD	9,864,633	BNP Paribas	1/17/17	—	(8,832)
TWD	320,336,000	USD	9,942,148	Citibank, N.A.	1/17/17	—	(30,435)
TWD	295,071,000	USD	9,135,325	Deutsche Bank AG	1/17/17	—	(5,353)
USD	9,471,573	TWD	318,529,000	BNP Paribas	1/17/17	—	(384,228)
USD	9,499,881	TWD	320,336,000	Citibank, N.A.	1/17/17	—	(411,831)
USD	8,729,911	TWD	295,071,000	Deutsche Bank AG	1/17/17	—	(400,061)
USD	9,492,772	TWD	319,147,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(382,151)
TWD	340,010,000	USD	10,552,762	BNP Paribas	1/19/17	—	(32,339)
TWD	311,668,000	USD	9,668,621	Goldman Sachs International	1/19/17	—	(25,142)
USD	10,059,467	TWD	340,010,000	BNP Paribas	1/19/17	—	(460,956)
USD	9,184,535	TWD	311,668,000	Goldman Sachs International	1/19/17	—	(458,944)
TWD	311,360,000	USD	9,636,645	Bank of America, N.A.	1/26/17	—	(2,807)
TWD	344,600,000	USD	10,663,778	BNP Paribas	1/26/17	—	(1,457)
USD	9,270,805	TWD	311,360,000	Bank of America, N.A.	1/26/17	—	(363,032)
USD	10,266,647	TWD	344,600,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(395,675)
TWD	450,662,000	USD	13,980,518	Goldman Sachs International	2/2/17	—	(36,676)
TWD	400,982,000	USD	12,429,696	Standard Chartered Bank	2/2/17	—	(22,993)
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(544,442)
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	—	(476,621)
RON	39,145,000	EUR	8,688,270	BNP Paribas	2/3/17	—	(17,033)
TWD	140,780,000	USD	4,254,715	BNP Paribas	2/10/17	101,071	—
TWD	227,328,000	USD	7,046,745	BNP Paribas	2/10/17	—	(13,132)
TWD	140,490,000	USD	4,249,546	Goldman Sachs International	2/10/17	97,267	—
TWD	268,645,000	USD	8,327,495	Goldman Sachs International	2/10/17	—	(15,519)
USD	11,034,743	TWD	368,108,000	BNP Paribas	2/10/17	—	(354,656)
USD	12,260,931	TWD	409,135,000	Goldman Sachs International	2/10/17	—	(397,859)
USD	9,759,889	CNH	66,987,000	Citibank, N.A.	2/16/17	—	(392,225)
USD	19,236,233	CNH	132,025,000	Standard Chartered Bank	2/16/17	—	(772,618)
TWD	343,056,000	USD	10,643,996	BNP Paribas	2/24/17	—	(29,980)
TWD	491,339,000	USD	15,292,219	Citibank, N.A.	2/24/17	—	(90,385)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,220,647	TWD	343,056,000	BNP Paribas	2/24/17	$—	$(393,370)
USD	9,934,814	TWD	333,313,000	Citibank, N.A.	2/24/17	—	(377,758)
USD	4,796,807	TWD	158,026,000	Deutsche Bank AG	2/24/17	—	(92,455)
RON	24,017,000	EUR	5,309,971	BNP Paribas	2/28/17	6,197	—
RON	70,634,865	EUR	15,649,688	BNP Paribas	2/28/17	—	(19,823)
RON	57,580,000	EUR	12,740,347	Deutsche Bank AG	3/2/17	1,988	—
RON	7,912,500	EUR	1,755,213	Bank of America, N.A.	3/6/17	—	(5,299)
RON	53,790,499	EUR	11,938,057	Bank of America, N.A.	3/6/17	—	(42,768)
RON	41,144,000	EUR	9,132,963	Deutsche Bank AG	3/7/17	—	(35,113)
RON	58,714,500	EUR	13,023,068	Deutsche Bank AG	3/7/17	—	(38,393)
RON	83,558,000	EUR	18,525,219	BNP Paribas	3/8/17	—	(46,183)
USD	12,810,758	CNH	84,551,000	Goldman Sachs International	3/15/17	24,121	—
USD	18,542,214	CNH	122,307,000	Standard Chartered Bank	3/15/17	45,743	—
USD	14,130,576	CNH	93,283,000	Citibank, N.A.	3/22/17	31,207	—
USD	11,290,592	CNH	74,405,000	Goldman Sachs International	3/22/17	44,560	—
USD	16,928,257	CNH	111,608,000	Standard Chartered Bank	3/22/17	59,134	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	88,460	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	92,215	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	34,395	—
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	120,456	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	136,207	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	99,606	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	374,300	—
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(787,324)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(567,032)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,003,365)

						$18,627,949	$(70,014,342)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	724	Long	Oct-16	$316,946	$289,600	$(27,346)
Gold	14	Short	Jun-16	(1,711,360)	(1,806,700)	(95,340)
High Grade Copper	110	Short	Jul-16	(6,159,334)	(6,279,625)	(120,291)
Platinum	232	Long	Jul-16	11,129,500	12,509,440	1,379,940
WTI Crude Oil	586	Short	May-16	(24,020,023)	(26,909,120)	(2,889,097)
WTI Crude Oil	330	Short	May-16	(13,407,822)	(15,153,600)	(1,745,778)

Equity Futures
E-mini S&P 500 Index	182	Short	Jun-16	(18,490,644)	(18,737,810)	(247,166)
Nikkei 225 Index	31	Long	Jun-16	2,610,200	2,363,261	(246,939)
TOPIX Index	111	Long	Jun-16	13,464,131	13,237,274	(226,857)

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Jun-16	$773,140	$762,228	$(10,912)
U.S. 5-Year Deliverable Interest Rate Swap	1,299	Short	Jun-16	(133,854,210)	(134,385,608)	(531,398)
U.S. 10-Year Deliverable Interest Rate Swap	1,475	Short	Jun-16	(153,830,409)	(154,460,156)	(629,747)
U.S. 10-Year Treasury Note	516	Short	Jun-16	(67,402,500)	(67,112,250)	290,250
U.S. 30-Year Deliverable Interest Rate Swap	52	Short	Jun-16	(5,530,947)	(5,508,750)	22,197

						$(5,078,484)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$236,519
CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	272,671
CME Group, Inc.	MXN	392,148	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	351,204
LCH.Clearnet(1)	CAD	1,328,500	Pays	Bank of Canada Overnight Repo Rate	0.52		12/7/16	(15,385)
LCH.Clearnet(1)	CAD	2,226,000	Pays	Bank of Canada Overnight Repo Rate	0.51		12/7/16	(27,570)
LCH.Clearnet	CAD	26,310	Receives	3-month Canadian Bankers Acceptances	1.52		3/30/26	308,386
LCH.Clearnet	CAD	26,310	Receives	3-month Canadian Bankers Acceptances	1.53		3/30/26	288,414
LCH.Clearnet(1)	EUR	6,923	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	100,140
LCH.Clearnet(1)	EUR	6,923	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(82,017)
LCH.Clearnet(1)	EUR	603	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	436
LCH.Clearnet(1)	EUR	137,165	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	(556,125)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	2,147,661
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	577,553
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05		6/16/25	821,057
LCH.Clearnet	NZD	18,894	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,351,822
LCH.Clearnet	NZD	23,462	Pays	3-month NZD Bank Bill	3.92		6/25/25	1,501,467
LCH.Clearnet	SEK	328,758	Receives	3-month Stockholm Interbank Offered Rate	(0.27)		3/31/21	151,365
LCH.Clearnet	SEK	168,821	Receives	3-month Stockholm Interbank Offered Rate	(1.12)		3/31/26	201,212
LCH.Clearnet	SEK	157,030	Receives	3-month Stockholm Interbank Offered Rate	(1.14)		4/4/26	163,187
LCH.Clearnet(1)	USD	36,669	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(133,359)
LCH.Clearnet(1)	USD	62,849	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(74,242)
LCH.Clearnet	USD	6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	252,784
LCH.Clearnet	USD	11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	365,837
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	237,157
LCH.Clearnet	USD	8,225	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	247,412

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74%		7/31/20	$327,461
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	409,224
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	426,839
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	363,643
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	208,272
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	223,135
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	468,176
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	788,851
LCH.Clearnet(1)	USD	4,628	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	60,885
LCH.Clearnet(1)	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	126,207
LCH.Clearnet(1)	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	252,318
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	583,370
LCH.Clearnet	USD	9,840	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	207,880
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	511,387
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	21,458
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	21,240
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	94,764
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	93,733
LCH.Clearnet	USD	9,620	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	79,138
LCH.Clearnet	USD	15,830	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	320,602
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	202,849
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	199,299
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	397,435
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	202,186
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	345,697
LCH.Clearnet	USD	1,952	Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	(8,765)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(31,692)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(13,122)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(27,546)
LCH.Clearnet	USD	6,634	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	(20,732)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	44,825
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	533,078
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	474,732
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(45,781)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(62,738)
LCH.Clearnet(1)	USD	2,914	Receives	3-month USD-LIBOR-BBA	2.25	(2)	6/15/26	(41,417)
LCH.Clearnet(1)	USD	12,860	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	(169,346)
LCH.Clearnet(1)	USD	14,950	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	5,676

								$16,260,807

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	CNY	142,596	Pays	7-day China Fixing Repo Rates		2.22%	3/30/18	$(183,551)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate		3.37	4/11/26	84,591
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates		2.45	6/24/17	(36,234)
BNP Paribas	CNY	117,555	Pays	7-day China Fixing Repo Rates		2.41	1/27/21	(433,834)
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate		11.56	10/16/18	2,207,141
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate		11.40	10/19/18	690,203
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate		11.30	10/20/18	997,521
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate		11.25	10/21/18	640,244
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates		2.45	6/18/17	(71,486)
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates		2.45	6/25/17	(87,891)
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates		2.46	7/16/17	(63,774)
Deutsche Bank AG	CNY	105,807	Pays	7-day China Fixing Repo Rates		2.45	8/21/17	(37,124)
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates		2.46	8/21/17	(69,926)
Deutsche Bank AG	CNY	266,229	Pays	7-day China Fixing Repo Rates		2.46	8/21/17	(88,916)
Deutsche Bank AG	CNY	358,058	Pays	7-day China Fixing Repo Rates		2.22	3/30/18	(455,585)
Deutsche Bank AG	CNY	117,555	Pays	7-day China Fixing Repo Rates		2.40	1/27/21	(441,710)
Deutsche Bank AG	INR	5,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate		6.53	4/29/21	(44,535)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate		3.01	6/28/20	(192,121)
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate		3.03	8/2/20	(384,465)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate		3.09	11/12/20	(813,779)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate		2.64	2/25/21	160,855
Deutsche Bank AG	SAR	25,680	Receives	3-month Saudi Riyal Interbank Offered Rate		2.62	3/3/21	60,392
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate		2.76	3/7/21	41,761
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates		2.45	6/18/17	(71,486)
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates		2.49	6/25/17	(59,889)
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates		2.45	7/16/17	(86,181)
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates		2.45	8/20/17	(53,756)
Goldman Sachs International	CNY	402,790	Pays	7-day China Fixing Repo Rates		2.37	4/15/18	(338,018)
Goldman Sachs International	CNY	68,889	Pays	7-day China Fixing Repo Rates		2.43	1/27/21	(247,311)
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate		10.16	3/18/20	27,966
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate		2.17	6/29/20	33,681
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate		2.16	8/3/20	196,683
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate		2.35	8/12/20	54,808
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate		2.33	8/17/20	81,816
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate		2.40	8/17/20	23,056
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate		2.40	8/17/20	29,250
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate		2.46	8/19/20	(28,761)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate		3.41	8/22/20	(314,728)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate		3.41	8/22/20	(616,065)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate		2.26	9/17/20	315,739
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate		2.34	9/21/20	197,913
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate		2.23	9/28/20	139,666
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate		2.35	10/29/20	67,430
Goldman Sachs International	SAR	62,080	Receives	3-month Saudi Riyal Interbank Offered Rate		2.54	11/4/20	44,124
Goldman Sachs International	SAR	37,250	Receives	3-month Saudi Riyal Interbank Offered Rate		2.58	11/5/20	6,666

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56%	11/5/20	$32,239
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	62,919
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	40,325
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	113,525
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(59,889)
JPMorgan Chase Bank, N.A.	CNY	269,115	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(228,230)
JPMorgan Chase Bank, N.A.	CNY	117,556	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(437,776)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	563,243
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	367,848
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(71,848)
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(65,919)
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(85,297)
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(34,487)
Standard Chartered Bank	CNY	415,125	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(534,353)
Standard Chartered Bank	CNY	145,987	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(548,542)
Standard Chartered Bank	INR	3,881,430	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.57	4/27/21	63,257

							$57,395

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.84%	$(83,290)	$89,762	$6,472

Total		$1,000					$(83,290)	$89,762	$6,472

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Abu Dhabi	Barclays Bank PLC	$13,420	1.00	%(1)	12/20/20	0.86%	$101,252	$200,136	$301,388
Abu Dhabi	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	0.86	84,352	98,816	183,168
Abu Dhabi	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	0.86	29,877	52,483	82,360
Abu Dhabi	Barclays Bank PLC	4,640	1.00	(1)	6/20/21	0.92	22,764	(22,652)	112
Abu Dhabi	Goldman Sachs International	7,960	1.00	(1)	12/20/20	0.86	60,057	84,098	144,155
Abu Dhabi	Goldman Sachs International	1,360	1.00	(1)	12/20/20	0.86	10,261	23,927	34,188
Abu Dhabi	Goldman Sachs International	3,410	1.00	(1)	6/20/21	0.92	16,540	(18,307)	(1,767)
Belarus	Deutsche Bank AG	4,200	5.00	(1)	12/20/16	6.48	(15,043)	33,485	18,442

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$2,440	1.00	%(1)	3/20/17	0.71%	$9,206	$14,905	$24,111
Indonesia	Citibank, N.A.	9,370	1.00	(1)	12/20/20	1.73	(290,939)	442,801	151,862
Indonesia	Citibank, N.A.	4,690	1.00	(1)	12/20/20	1.73	(145,625)	229,522	83,897
Indonesia	Citibank, N.A.	7,220	1.00	(1)	12/20/20	1.73	(224,182)	303,075	78,893
Indonesia	Deutsche Bank AG	4,690	1.00	(1)	12/20/20	1.73	(145,625)	232,537	86,912
Indonesia	Goldman Sachs International	4,420	1.00	(1)	12/20/20	1.73	(137,241)	208,311	71,070
Kazakhstan	Barclays Bank PLC	5,400	1.00	(1)	6/20/20	2.19	(245,074)	294,425	49,351
Kazakhstan	Barclays Bank PLC	4,450	1.00	(1)	6/20/20	2.19	(201,959)	236,355	34,396
Kazakhstan	Barclays Bank PLC	15,000	1.00	(1)	12/20/20	2.36	(867,017)	1,180,867	313,850
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	394,563	105,557
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	394,359	105,353
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	384,491	95,485
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	373,967	84,961
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,005)	373,590	84,585
Kazakhstan	Barclays Bank PLC	3,750	1.00	(1)	6/20/21	2.49	(261,443)	326,669	65,226
Kazakhstan	Goldman Sachs International	2,130	1.00	(1)	6/20/21	2.49	(148,617)	138,149	(10,468)
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	12/20/20	2.36	(191,935)	220,072	28,137
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	6/20/21	2.49	(221,704)	265,815	44,111
Kazakhstan	Nomura International PLC	3,360	1.00	(1)	6/20/21	2.49	(234,216)	215,197	(19,019)
Nigeria	Citibank, N.A.	6,010	3.50		6/20/16	2.89	29,161	—	29,161
Nigeria	Citibank, N.A.	1,600	1.00	(1)	9/20/16	2.89	(10,054)	17,313	7,259
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.48	(92,870)	99,933	7,063
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.48	(90,851)	97,647	6,796
Saudi Arabia	Citibank, N.A.	12,500	1.00	(1)	12/20/20	1.48	(252,364)	271,306	18,942
Saudi Arabia	Citibank, N.A.	3,160	1.00	(1)	12/20/20	1.48	(63,798)	76,513	12,715
Saudi Arabia	Citibank, N.A.	5,010	1.00	(1)	12/20/20	1.48	(101,147)	108,614	7,467
Saudi Arabia	Citibank, N.A.	3,152	1.00	(1)	12/20/20	1.48	(63,637)	70,959	7,322
Saudi Arabia	Deutsche Bank AG	3,140	1.00	(1)	12/20/20	1.48	(63,394)	68,027	4,633
Saudi Arabia	HSBC Bank USA, N.A.	4,330	1.00	(1)	12/20/20	1.48	(87,418)	99,345	11,927
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.81	181,257	270,592	451,849
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.75	47,237	43,105	90,342
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.21	(655,690)	908,379	252,689
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.67	(1,153,757)	466,149	(687,608)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	0.97	9,541	92,497	102,038
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.33	(145,024)	263,415	118,391
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.33	(87,115)	149,566	62,451
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.33	(68,341)	119,695	51,354
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.67	(697,362)	352,509	(344,853)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.33	(212,487)	372,155	159,668
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.33	(145,034)	266,552	121,518

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Morgan Stanley & Co. International PLC	$12,900	1.00	%(1)	9/20/18	1.33%	$(87,115)	$154,020	$66,905
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.33	(43,220)	79,836	36,616
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.33	(29,039)	52,810	23,771
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.33	(28,363)	47,733	19,370

Total		$386,712					$(8,352,224)	$11,230,326	$2,878,102

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(4,783)	$(4,936)	$(9,719)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	(1,976)	(10,902)	(12,878)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(2,917)	(14,033)	(16,950)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	1,018	(11,843)	(10,825)
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(44,877)	(32,233)	(77,110)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(74,128)	(48,452)	(122,580)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(27,221)	(16,909)	(44,130)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(31,635)	(19,651)	(51,286)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(94,695)	59,435	(35,260)
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	228,653	(307,245)	(78,592)
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	228,653	(307,608)	(78,955)
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	228,654	(316,163)	(87,509)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	457,307	(613,953)	(156,646)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	2,544	(44,122)	(41,578)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	25,994	(134,573)	(108,579)
Croatia	BNP Paribas	1,625	1.00	(1)	3/20/20	67,803	(104,452)	(36,649)
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	118,499	(163,497)	(44,998)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	139,361	(184,760)	(45,399)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	281,645	(433,281)	(151,636)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	1,909	(32,696)	(30,787)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	6,361	(111,508)	(105,147)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	7,465	(66,522)	(59,057)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	6,105	(32,152)	(26,047)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	8,337	(51,123)	(42,786)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	36,628	(221,782)	(185,154)
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	215,302	(300,876)	(85,574)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	7,365	(9,295)	(1,930)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$1,210	1.00	%(1)	6/20/20	$57,211	$(73,950)	$(16,739)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	2,544	(43,710)	(41,166)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	60,507	(125,094)	(64,587)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	111,406	(153,710)	(42,304)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	173,159	(239,155)	(65,996)
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	226,984	(349,742)	(122,758)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	99,293	(128,772)	(29,479)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	11,011	(98,130)	(87,119)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	10,063	(61,760)	(51,697)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	(6,052)	(16,051)	(22,103)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	1,761	(29,281)	(27,520)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	2,029	(36,059)	(34,030)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,181	(55,396)	(52,215)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,180	(56,468)	(53,288)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	4,940	(44,447)	(39,507)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	11,952	(96,872)	(84,920)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	7,634	(48,901)	(41,267)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	16,410	(96,270)	(79,860)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	18,018	(118,160)	(100,142)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	25,753	(165,422)	(139,669)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	170,281	(270,932)	(100,651)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	170,281	(271,030)	(100,749)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	1,574,220	(2,273,716)	(699,496)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(175,944)	110,829	(65,115)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(163,086)	95,014	(68,072)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	33,160	(58,325)	(25,165)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(55,176)	13,840	(41,336)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	87,706	(75,494)	12,212
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	46,161	(47,355)	(1,194)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	804,175	(321,563)	482,612
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	57,701	(51,000)	6,701
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	628,261	(227,394)	400,867
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(48,802)	(28,571)	(77,373)
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(75,405)	59,142	(16,263)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(84,510)	72,337	(12,173)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Barclays Bank PLC	$3,164	1.00	%(1)	9/20/19	$(45,881)	$38,065	$(7,816)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(7,825)	8,533	708
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(7,824)	8,038	214
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(133,548)	84,665	(48,883)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(16,873)	10,685	(6,188)
Qatar	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	(34,166)	(69,718)	(103,884)
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	(96,459)	(147,601)	(244,060)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	(115,786)	(229,147)	(344,933)
Qatar	Barclays Bank PLC	6,080	1.00	(1)	6/20/21	(36,771)	8,765	(28,006)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	4,335	15,909	20,244
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	65,035	4,894	69,929
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	30,485	12,856	43,341
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(7,809)	6,019	(1,790)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(29,268)	29,527	259
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(7,809)	5,673	(2,136)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(25,211)	18,315	(6,896)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(23,341)	17,113	(6,228)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(46,823)	28,898	(17,925)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(11,734)	(29,804)	(41,538)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(68,679)	(118,668)	(187,347)
Qatar	Goldman Sachs International	4,140	1.00	(1)	6/20/21	(24,808)	1,909	(22,899)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	21,504	(5,481)	16,023
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	26,764	1,242	28,006
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(8,155)	5,643	(2,512)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(7,389)	8,069	680
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(14,952)	12,147	(2,805)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(22,023)	15,531	(6,492)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(8,718)	5,516	(3,202)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(21,654)	14,133	(7,521)
Qatar	Nomura International PLC	6,080	1.00	(1)	6/20/21	(36,771)	17,719	(19,052)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	83,229	15,470	98,699
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	56,321	(14,548)	41,773
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,960,240	(1,319,330)	1,640,910
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,646,577	(662,632)	983,945
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	843,533	(473,014)	370,519
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	562,356	(239,300)	323,056
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	348,661	(167,869)	180,792
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	348,661	(172,477)	176,184
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	508,109	(475,094)	33,015
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	4,525,625	(4,502,100)	23,525
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	2,303,772	(2,393,515)	(89,743)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	2,763,490	(2,872,801)	(109,311)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	416,143	(242,307)	173,836

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$5,700	1.00	%(1)	9/20/22	$641,086	$(357,276)	$283,810
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	546,610	(305,936)	240,674
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,687,067	(944,771)	742,296
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	345,286	(187,288)	157,998
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	313,048	(170,647)	142,401
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	842,047	(418,298)	423,749
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	295,662	(154,773)	140,889
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	112,471	(49,519)	62,952
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	895,385	(480,353)	415,032
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(27,784)	(117,328)	(145,112)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(28,028)	(103,692)	(131,720)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(11,882)	(51,938)	(63,820)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(42,128)	(187,608)	(229,736)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(34,566)	(220,782)	(255,348)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(46,375)	(253,817)	(300,192)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(46,374)	(285,904)	(332,278)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(23,770)	(584,776)	(608,546)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(22,094)	(166,806)	(188,900)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(46,374)	(277,132)	(323,506)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(37,807)	(193,092)	(230,899)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(35,054)	(1,825,541)	(1,860,595)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(48,442)	(39,912)	(88,354)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(77,797)	1,240	(76,557)

Total						$27,402,128	$(29,962,721)	$(2,560,593)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $387,712,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

WTI	–	West Texas Intermediate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
AOA	–	Angolan Kwanza
AUD	–	Australian Dollar
BDT	–	Bangladeshi Taka
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $1,687,389,713)	$1,686,664,735
Affiliated investment, at value (identified cost, $49,665,605)	49,665,605
Cash	16,373,937
Restricted cash*	12,249,171
Foreign currency, at value (identified cost, $69,781,776)	70,127,794
Interest and dividend receivable	32,510,306
Interest receivable from affiliated investment	30,222
Receivable for investments sold	54,725,762
Receivable for premiums on written swaptions and swap contracts	950,477
Receivable for variation margin on open futures contracts	5,210,097
Receivable for open forward foreign currency exchange contracts	18,627,949
Receivable for open swap contracts	19,024,530
Premium paid on open non-centrally cleared swap contracts	30,810,851
Tax reclaims receivable	23,482
Total assets	$1,996,994,918

Liabilities
Cash collateral due to broker	$379,000
Written options outstanding, at value (premiums received, $14,350,166)	8,874,511
Payable for investments purchased	12,906,336
Payable for securities sold short, at value (proceeds, $5,096,211)	5,243,694
Payable for open forward commodity contracts	2,532,151
Payable for variation margin on open centrally cleared swap contracts	46,132
Payable for open forward foreign currency exchange contracts	70,014,342
Payable for open swap contracts	18,649,626
Payable for closed swap contracts	1,584,948
Premium received on open non-centrally cleared swap contracts	12,078,456
Payable to affiliates:
Investment adviser fee	1,452,883
Trustees’ fees	5,780
Interest payable on securities sold short	153,697
Accrued expenses and other liabilities	664,704
Total liabilities	$134,586,260
Net Assets applicable to investors’ interest in Portfolio	$1,862,408,658

Sources of Net Assets
Investors’ capital	$1,899,078,123
Net unrealized depreciation	(36,669,465)
Total	$1,862,408,658

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $431,931)	$59,674,407
Dividends (net of foreign taxes, $43,680)	201,273
Interest allocated from affiliated investment	279,609
Expenses allocated from affiliated investment	(11,983)
Total investment income	$60,143,306

Expenses
Investment adviser fee	$8,911,559
Trustees’ fees and expenses	34,113
Custodian fee	844,484
Legal and accounting services	100,917
Interest expense and fees	68,775
Interest expense on securities sold short	238,969
Miscellaneous	113,718
Total expenses	$10,312,535

Net investment income	$49,830,771

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $44,947)	$(43,951,265)
Investment transactions allocated from affiliated investment	448
Written options and swaptions	8,274,831
Securities sold short	(452,549)
Futures contracts	(9,614,715)
Swap contracts	(11,171,276)
Forward commodity contracts	1,314,933
Foreign currency and forward foreign currency exchange contract transactions	4,669,562
Non-deliverable bond forward contracts	307,905
Net realized loss	$(50,622,126)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $408,447)	$73,244,128
Written options and swaptions	1,283,959
Securities sold short	(146,602)
Futures contracts	(5,514,692)
Swap contracts	23,172,613
Forward commodity contracts	(3,070,026)
Foreign currency and forward foreign currency exchange contracts	(49,151,935)
Non-deliverable bond forward contracts	683,599
Net change in unrealized appreciation (depreciation)	$40,501,044

Net realized and unrealized loss	$(10,121,082)

Net increase in net assets from operations	$39,709,689

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$49,830,771	$96,436,656
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(50,622,126)	71,469,995
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	40,501,044	(116,558,523)
Net increase in net assets from operations	$39,709,689	$51,348,128
Capital transactions —
Contributions	$191,924,988	$502,588,326
Withdrawals	(248,234,414)	(185,082,029)
Net increase (decrease) in net assets from capital transactions	$(56,309,426)	$317,506,297

Net increase (decrease) in net assets	$(16,599,737)	$368,854,425

Net Assets
At beginning of period	$1,879,008,395	$1,510,153,970
At end of period	$1,862,408,658	$1,879,008,395

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.10	%(3)	1.14%	1.28%	1.53%	1.62%	1.42%
Net investment income	5.32	%(3)	5.53%	4.58%	3.41%	4.28%	2.10%
Portfolio Turnover	45	%(4)	75%	116%	65%	91%	50%

Total Return	2.17	%(4)	3.36%	6.99%	(1.50)%	5.20%	0.45%

Net assets, end of period (000’s omitted)	$1,862,409		$1,879,008	$1,510,154	$1,731,630	$1,187,465	$1,065,743

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.14%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Commodity Strategy Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 77.0%, 18.7%, 2.3%, 1.2%, 0.5% and 0.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $19,190,655 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the

42

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the

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Notes to Consolidated Financial Statements (Unaudited) — continued

Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $8,911,559 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $739,894,368 and $670,444,568, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,799,098,286

Gross unrealized appreciation	$52,507,667
Gross unrealized depreciation	(78,444,724)

Net unrealized depreciation	$(25,937,057)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward commodity contracts, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options and swaptions activity for the six months ended April 30, 2016 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)				Notional Amount — Swaptions (000’s omitted)	Premiums Received

Currency		CNH	EUR	GBP	JPY	USD	USD
Outstanding, beginning of period	431	672,501	154,398	43,726	5,990,400	60,759	34,615,954
Options written	—	—	46,612	—	13,420,550	—	4,557,837
Options terminated in closing purchase transactions	(221)	(163,993)	(76,083)	—	—	(60,759)	(17,127,840)
Options expired	(210)	—	—	(43,726)	(19,410,950)	—	(7,695,785)

Outstanding, end of period	—	508,508	124,927	—	—	—	14,350,166

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
USD	–	United States Dollar

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Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $99,893,984. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $27,893,563 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$235,950	$—	$5,800,469	$13,892,380	$—	$19,928,799
Net unrealized depreciation*	1,379,940	6,472	—	—	17,883,091	19,269,503
Receivable for open forward foreign currency exchange contracts	—	—	—	18,627,949	—	18,627,949
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	30,283,592	—	—	7,344,862	37,628,454

Total Asset Derivatives	$1,615,890	$30,290,064	$5,800,469	$32,520,329	$25,227,953	$95,454,705

Derivatives not subject to master netting or similar agreements	$1,615,890	$6,472	$—	$—	$17,883,091	$19,505,453

Total Asset Derivatives subject to master netting or similar agreements	$—	$30,283,592	$5,800,469	$32,520,329	$7,344,862	$75,949,252

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—	$(8,874,511)	$—	$(8,874,511)
Net unrealized depreciation*	(4,877,852)	—	(720,962)	—	(2,481,894)	(8,080,708)
Payable for open forward commodity contracts	(2,532,151)	—	—	—	—	(2,532,151)
Payable for open forward foreign currency exchange contracts	—	—	—	(70,014,342)	—	(70,014,342)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(11,233,688)	—	—	(7,287,467)	(18,521,155)

Total Liability Derivatives	$(7,410,003)	$(11,233,688)	$(720,962)	$(78,888,853)	$(9,769,361)	$(108,022,867)

Derivatives not subject to master netting or similar agreements	$(4,877,852)	$—	$(720,962)	$(48,175)	$(2,481,894)	$(8,128,883)

Total Liability Derivatives subject to master netting or similar agreements	$(2,532,151)	$(11,233,688)	$—	$(78,840,678)	$(7,287,467)	$(99,893,984)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$497,491	$(497,491)	$—	$—	$—
Bank of America, N.A.	6,582,780	(2,740,311)	(3,842,469)	—	—
Barclays Bank PLC	2,680,364	(2,680,364)	—	—	—
BNP Paribas	13,098,634	(13,098,634)	—	—	—
Citibank, N.A.	1,145,683	(1,145,683)	—	—	—
Credit Suisse International	4,951,252	(117,270)	(4,833,982)	—	—
Deutsche Bank AG	10,890,728	(10,890,728)	—	—	—
Goldman Sachs International	19,696,340	(16,533,464)	(3,162,876)	—	—
HSBC Bank USA, N.A.	1,181,880	(87,418)	(1,094,462)	—	—
ICBC Standard Bank plc	55,409	—	—	—	55,409
JPMorgan Chase Bank, N.A.	3,775,484	(3,775,484)	—	—	—
Morgan Stanley & Co. International PLC	69,105	(69,105)	—	—	—
Nomura International PLC	1,234,211	(301,359)	(932,852)	—	—
Standard Chartered Bank	10,033,570	(10,033,570)	—	—	—
UBS AG	56,321	—	—	—	56,321

	$75,949,252	$(61,970,881)	$(13,866,641)	$—	$111,730

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(4,197,357)	$497,491	$3,699,866	$—	$—
Bank of America, N.A.	(2,740,311)	2,740,311	—	—	—
Barclays Bank PLC	(4,075,488)	2,680,364	1,395,124	—	—
BNP Paribas	(14,160,521)	13,098,634	1,061,887	—	—
Citibank, N.A.	(6,780,924)	1,145,683	2,873,369	981,378	(1,780,494)
Credit Suisse International	(117,270)	117,270	—	—	—
Deutsche Bank AG	(15,369,242)	10,890,728	—	—	(4,478,514)
Goldman Sachs International	(16,533,464)	16,533,464	—	—	—
HSBC Bank USA, N.A.	(87,418)	87,418	—	—	—
JPMorgan Chase Bank, N.A.	(6,274,970)	3,775,484	2,499,486	—	—
Merrill Lynch International	(685,129)	—	280,951	390,000	(14,178)
Morgan Stanley & Co. International PLC	(964,949)	69,105	774,148	—	(121,696)
Nomura International PLC	(301,359)	301,359	—	—	—
Standard Chartered Bank	(26,788,614)	10,033,570	12,987,711	—	(3,767,333)
The Bank of Nova Scotia	(816,968)	—	—	—	(816,968)

	$(99,893,984)	$61,970,881	$25,572,542	$1,371,378	$(10,979,183)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to repurchase and reverse repurchase agreements at April 30, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(2,699,686)	$(5,509,720)	$782,440
Futures contracts	18,206,603	—	(5,162,453)	—	(22,658,865)
Written options and swaptions	—	—	1,733,941	5,961,845	579,045
Swap contracts	—	(5,863,340)	—	—	(5,307,936)
Forward commodity contracts	1,314,933	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	5,751,969	—
Non-deliverable bond forward contracts	—	—	—	—	307,905

Total	$19,521,536	$(5,863,340)	$(6,128,198)	$6,204,094	$(26,297,411)

Change in unrealized appreciation (depreciation) —
Investments	$(65,639)	$—	$406,155	$(6,309,553)	$352,925
Futures contracts	(10,758,505)	—	(1,944,675)	—	7,188,488
Written options and swaptions	—	—	(186,750)	1,881,046	(410,337)
Swap contracts	—	2,788,226	—	—	20,384,387
Forward commodity contracts	(3,070,026)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(50,413,998)	—
Non-deliverable bond forward contracts	—	—	—	—	683,599

Total	$(13,894,170)	$2,788,226	$(1,725,270)	$(54,842,505)	$28,199,062

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$65,727,000	$874,851,000	$12,553,000	$3,653,241,000	$2,818,000	$26,551,000	$3,757,056,000

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were approximately $624,983,000 and 1,334 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

51

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of April 30, 2016. For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $9,890,000 and 1.05%, respectively.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,419,544,862		$—	$1,419,544,862
Foreign Corporate Bonds	—	40,761,020		—	40,761,020
Sovereign Loans	—	14,420,000		17,062,270	31,482,270
Collateralized Mortgage Obligations	—	13,506,683		—	13,506,683
Common Stocks	20,273,213	12,235,721	**	—	32,508,934
Investment Funds	—	6,009,789		—	6,009,789
Currency Options Purchased	—	13,892,380		—	13,892,380
Call Options Purchased	235,950	5,800,469		—	6,036,419
Short-Term Investments —
Foreign Government Securities	—	51,863,189		—	51,863,189
U.S. Treasury Obligations	—	65,456,228		—	65,456,228
Repurchase Agreements	—	5,602,961		—	5,602,961
Other	—	49,665,605		—	49,665,605

Total Investments	$20,509,163	$1,698,758,907		$17,062,270	$1,736,330,340

Forward Foreign Currency Exchange Contracts	$—	$18,627,949		$—	$18,627,949
Futures Contracts	1,692,387	—		—	1,692,387
Swap Contracts	—	55,199,098		—	55,199,098

Total	$22,201,550	$1,772,585,954		$17,062,270	$1,811,849,774

52

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Currency Options Written	$—	$(8,874,511)	$—	$(8,874,511)
Securities Sold Short	—	(5,243,694)	—	(5,243,694)
Forward Commodity Contracts	—	(2,532,151)	—	(2,532,151)
Forward Foreign Currency Exchange Contracts	—	(70,014,342)	—	(70,014,342)
Futures Contracts	(6,297,075)	(473,796)	—	(6,770,871)
Swap Contracts	—	(19,914,282)	—	(19,914,282)

Total	$(6,297,075)	$(107,052,776)	$—	$(113,349,851)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

53

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

54

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

55

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

56

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772 4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2016

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 21, 2016